Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and deposits in banks	$ 1,203,105,095	$ 778,796,544
Cash	397,357,431	85,987,793
Central Bank of Argentina	515,946,216	446,952,618
Other local and foreign entities	289,745,411	245,818,395
Other	56,037	37,738
Debt securities at fair value through profit or loss	1,752,113,837	657,238,645
Derivative financial instruments	13,143,270	133,591
Repo transactions	615,582,382	192,852,624
Other financial assets	201,381,389	180,443,674
Loans and other financing	1,833,657,853	1,864,088,844
Non-financial public sector	4,715,710	6,872,050
Other financial entities	9,965,075	2,887,593
Non-financial private sector and foreign residents	1,818,977,068	1,854,329,201
Other debt securities	430,934,498	2,295,609,430
Financial assets delivered as guarantee	132,891,084	95,353,885
Current income tax assets	877,771	0
Equity instruments at fair value through profit or loss	3,213,841	2,614,136
Investments in associates and joint arrangements	1,685,111	3,555,025
Property, plant and equipment	356,787,386	317,211,464
Intangible assets	75,170,628	54,308,754
Deferred income tax assets	995,545	229,096
Other non-financial assets	54,782,584	38,779,189
Non-current assets held for sale	41,888,837	27,579,033
TOTAL ASSETS	6,718,211,111	6,508,793,934
LIABILITIES
Deposits	3,370,240,610	4,033,959,266
Non-financial public sector	187,100,670	342,399,722
Financial Sector	20,185,431	5,148,961
Non-financial private sector and foreign residents	3,162,954,509	3,686,410,583
Liabilities at fair value through profit or loss	13,825,475	1,638,088
Derivative financial instruments	2,837,879	7,382
Repo transactions	23,601,328	0
Other financial liabilities	374,491,943	420,684,684
Financing received from the Central Bank of Argentina and other financial institutions	19,799,011	7,627,436
Issued corporate bonds	58,864,013	8,456,451
Current income tax liabilities	213,883,957	33,785,982
Subordinated corporate bonds	328,227,793	224,617,825
Provisions	8,812,936	8,682,459
Deferred income tax liabilities	45,415,891	40,903,089
Other non-financial liabilities	214,185,225	133,311,398
TOTAL LIABILITIES	4,674,186,061	4,913,674,060
SHAREHOLDERS' EQUITY
Capital stock	639,413	639,413
Non-capital contributions	12,429,781	12,429,781
Capital adjustments	567,267,912	567,267,912
Earnings reserved	1,219,190,868	1,264,342,788
Unappropriated retained earnings	(383,821,734)	(376,931,163)
Accumulated other comprehensive income	40,528,523	157,141
Net income for the fiscal year	587,324,400	126,950,267
Net shareholders' equity attributable to controlling interests	2,043,559,163	1,594,856,139
Net shareholders' equity attributable to non-controlling interests	465,887	263,735
TOTAL SHAREHOLDERS' EQUITY	2,044,025,050	1,595,119,874
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 6,718,211,111	$ 6,508,793,934